Stockholders' Equity (Details)								3 Months Ended						9 Months Ended		12 Months Ended
		Jun. 17, 2024 USD ($) shares	Apr. 17, 2024 USD ($) shares	Sep. 13, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Sep. 15, 2025 shares	Jul. 17, 2025 shares	Jun. 16, 2025 shares	Jun. 05, 2025 shares	Jan. 04, 2024 $ / shares shares	Dec. 28, 2023 shares	Jul. 05, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)								3,254,475,740						3,254,475,740		3,254,475,740		500,000,000
Common stock, voting rights														Common Stock are entitled to vote on a 1 share/1 vote basis		common stock are entitled to vote on a 1 share/1 vote basis
Number of warrants issued (in Shares)								103,125,000						103,125,000					27,906,977	15,789,474	24,193,548	75,000,000
Warrants exercise price (in Dollars per share) | $ / shares								$ 0.033						$ 0.033		$ 0.033
Fair value of warrants issuance | $			$ 35,814					$ 7,438						$ 5,535
Aggregate fair value | $		$ 170,920	35,814
Consecutive trading days														20 days
Exercise price of the warrants														300.00%		300.00%
Trading day														20 days
Trading period equals or exceeds amount | $														$ 500,000		$ 500,000
Per share (in Dollars per share) | $ / shares														$ 0.001		$ 0.001
Options outstanding (in Shares)																184,264,323		163,142,084								163,142,084
Increase in value additional share-based compensation expense | $														$ 4,261,809		$ 4,261,809
Increase additional share-based compensation expense | $									$ 15,977	$ 23,193	543,101	$ 774,428	$ 537,197			$ 2,246,033		$ 2,253,793
Options to purchase common shares (in Shares)																21,122,239
Share based compensation | $																$ 2,246,033		$ 2,253,793
Share-base compensation | $											543,101			$ 39,170	1,854,726	$ 2,246,033		$ 2,253,793
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Common stock, outstanding (in Shares)								956,997,116						956,997,116		956,997,116		495,454,546
Common stock, issued (in Shares)								956,997,116						956,997,116		956,997,116		495,454,546
Shares of common stock were returned (in Shares)						330,952,906
Private placement | $				$ 200,000	$ 5,025,000													$ 5,225,000
Share exchange totaled | $																$ 571,796
Preferred stock, shares authorized (in Shares)								12,500,000						12,500,000		12,500,000		12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in Shares)								5,847,937						5,847,937		5,847,937		10,463,363
closing stock price per share (in Dollars per share) | $ / shares																$ 0.01		$ 0.01								$ 0
Fair value of stock option | $																$ 1,612,841		$ 1,420,603
Share based compensation relating to research and development expenses (in Dollars per share) | $ / shares																$ 0.01		$ 0.03
Unrecognized compensation cost | $																$ 39,171
Weighted average period																6 months
Oriole Warrants [Member]
Stockholders’ Equity [Line Items]
Fair value of warrants issuance | $			$ 35,814
Warrant [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					489,834,426
Warrants to purchase common shares (in Shares)																510,794,865
Warrants expired (in Shares)																20,960,439
closing stock price per share (in Dollars per share) | $ / shares																$ 0.01		$ 0.01								$ 0
Measurement Input, Share Price [Member]
Stockholders’ Equity [Line Items]
Fair value																0.0288
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)			10,454,500
Measurement Input, Expected Term [Member]
Stockholders’ Equity [Line Items]
Warrant expected life		5 years	5 years													5 years
Measurement Input, Price Volatility [Member]
Stockholders’ Equity [Line Items]
Fair value		76.58	77.1													78.87
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Equity [Line Items]
Fair value		4.3	4.62													4.36
Measurement Input, Expected Dividend Rate [Member]
Stockholders’ Equity [Line Items]
Fair value		0	0													0
Measurement Input, Share Price [Member]
Stockholders’ Equity [Line Items]
Fair value		0.01	0.01
Measurement Input, Exercise Price [Member]
Stockholders’ Equity [Line Items]
Fair value		0.0037	0.033													0.0037
General and Administrative Expenses [Member]
Stockholders’ Equity [Line Items]
Share based compensation | $		$ 170,920						$ 0			386,273			$ 39,170	1,379,041	$ 1,673,270		$ 1,612,173
Research and Development Expenses [Member]
Stockholders’ Equity [Line Items]
Share based compensation | $								0			156,828			$ 0	$ 475,685	572,763		641,620
Common Stock [Member]
Stockholders’ Equity [Line Items]
Increase additional share-based compensation expense | $
Common stock, par value (in Dollars per share) | $ / shares																									$ 0.0001
Private Placement, shares (in Shares)	[1]																	330,952,906
Converted shares (in Shares)											461,542,570					461,542,570	[1]
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Options to purchase common shares (in Shares)		21,122,239
Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Options outstanding (in Shares)								163,142,084						163,142,084		163,142,084
Increase additional share-based compensation expense | $														$ 1,420,603		$ 1,420,603
Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)																18,181,817
Common stock, par value (in Dollars per share) | $ / shares																									0.0001
Private Placement, shares (in Shares)							330,952,906
Common shares issuable per share converted (in Shares)								100						100		100
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized (in Shares)																12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares																$ 0.0001									$ 0.0001
Preferred stock, shares outstanding (in Shares)																5,847,937
Convertible into conversion price (in Dollars per share) | $ / shares																$ 0.011
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Increase additional share-based compensation expense | $
Converted shares (in Shares)											(4,615,426)					(4,615,426)	[1]
Convertible Common Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																$ 1.1
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)																							500,000,000	500,000,000
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)																							3,254,475,740	3,254,475,740
Private Placement [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)				18,181,817	456,818,176
Private placement | $																$ 5,225,000
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					456,818,176
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Private Placement, shares (in Shares)																186,363,631
Private Placement [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Private Placement, shares (in Shares)																2,886,364
Private Dror Shareholders [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					489,834,426
Private Dror [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																							$ 0.0001

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1